Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash generated from operating activities	¥ 664,910	$ 101,902	¥ 40,167	¥ (25,601)
Net cash used in investing activities	(2,769,269)	(424,409)	(3,520,639)	(1,052,317)
Net cash generated from financing activities	8,188,802	1,254,989	4,456,328	1,177,372
Effect of exchange rate changes on cash and cash equivalents	(292,820)	(44,877)	(719)	19,891
Net increase in cash, cash equivalents, and restricted cash	5,791,623	887,605	975,137	¥ 119,345
Parent Company
Condensed Financial Statements Captions [Line Items]
Net cash generated from operating activities	(22,553)	(3,456)	(26,093)
Net cash used in investing activities	(2,893,144)	(443,394)	(601,174)
Net cash generated from financing activities	6,683,039	1,024,221	637,792
Effect of exchange rate changes on cash and cash equivalents	(263,088)	(40,320)	(43)
Net increase in cash, cash equivalents, and restricted cash	3,504,254	537,051	10,482
Cash and cash equivalents at beginning of the year	10,482	1,606
Cash and cash equivalents at end of the year	¥ 3,514,736	$ 538,657	¥ 10,482